              STANDARD AND POOR'S DEPOSITARY RECEIPTSTM ("SPDRs")TM

                               SPDR TRUST SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 1999










"S&P", "S&P 500", "Standard & Poor's", "Standard & Poor's Depositary Receipts", and "SPDRs" are trademarks of McGraw-Hill, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or McGraw-Hill, Inc.

SPDR TRUST SERIES 1
TRUST OVERVIEW


TRUST OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust Series 1 (the "Trust") seeks to replicate the performance of the S&P 500 Index ("Index"). To accomplish this, the Trust utilizes a full replication approach. Under this strategy, the Trust seeks to hold each security in the S&P 500 Index in the same capitalization weight as it appears in the Index. The 500 stocks of the S&P 500 Index represent approximately 79% of the market value of all U.S. common stocks. Standard and Poor's Corporation selects the 500 stocks to capture the price performance of a large cross-section of the U.S. publicly traded stock market. The Index is also structured to approximate the general distribution of industries in the U.S. economy and does not necessarily represent the 500 largest companies.

At September 30, 1999, the Trust closed it's fiscal year with a 27.54% year-to-date return, which closely mirrored the S&P 500 Index return of 27.86%, for that same period. The full replication approach allowed the Trust's performance to be very similar to the performance of the Index. The Trust's slight deviation in performance from the Index return was attributable principally to the Trust's operating expenses.

Over the past fiscal year, low inflation and low unemployment continued to drive the U.S. equity markets forward. Large capitalization stocks continued to be the primary beneficiaries of the U.S. equity rally that began back in 1994. The returns of large cap growth stocks continued to dominate large cap value as the S&P BARRA Growth Index returned 33.37% and the S&P BARRA Value Index returned 21.48% for the fiscal year to date. Small cap stocks, as measured by the Russell 2000 Index, also performed well, posting a current return of 19.07%.

The crisis in Asia and Russia that dominated last year's headlines did not materialize into the crushing blow to the U.S. stock market that many predicted. Although the preemptive 0.25% interest rate hikes orchestrated by the Fed on June 30, 1999 and August 24, 1999 were viewed positively by many as an attempt to keep the economy expanding in a controlled manner, the market did pull back in response to inflation fears. The rally stalled during July and August of 1999 when the S&P 500 Index posted negative returns for two consecutive months of -3.12% and -0.49%, respectively. Small cap stocks also suffered slightly, as the Russell 2000 returned -2.74% and -3.70% for the same periods.

SPDR TRUST SERIES 1
TRUST OVERVIEW (CONTINUED)


The total market value of the S&P 500 continued to grow over the past year with total capitalization increasing by over $2 trillion to more than $10.8 trillion. Microsoft Corp., the largest company in the S&P 500, reflected the strong performance of the Technology Sector, as it's capitalization doubled from the end of fiscal 1998 to $472.4 billion. Similarly, General Electric's market capitalization grew to $367.4 billion, an increase of over $100 billion from last year.

The best performing stock in the S&P 500 over the past fiscal year was LSI Logic Corp., which posted a return of 363.27%. Other strong performers have been Sun Microsystems, Inc., Charles Schwab Corp., and Adobe Systems, Inc., posting gains of 301.26%, 297.22%, and 280.29%, respectively. The worst performing stocks included, Service Corporation International and McKesson HBOC, Inc., posting losses of, 58.16%, and 57.93%, respectively.

SPDR TRUST SERIES 1
SCEDULE OF INVESTMENTS
SEPTEMBER 30, 1999
-----------------------------------------------------------
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------

3Com Corp. * .....................   450,377 $  12,948,339
Abbott Lab. ...................... 1,890,002    69,457,573
Adaptec, Inc. * ..................   129,000     5,103,563
ADC Telecommunications, Inc. * ...   154,446     6,477,079
Adobe Systems, Inc. ..............    76,531     8,686,269
Advanced Micro Devices, Inc. * ...   183,949     3,161,623
AES Corp. * ......................   238,341    14,062,119
Aetna, Inc. ......................   173,797     8,559,502
Aflac, Inc. ......................   332,506    13,923,689
Air Products & Chemicals, Inc. ...   287,926     8,367,849
Alberto-Culver Co., Class B ......    73,744     1,705,330
Albertson's, Inc. ................   527,697    20,877,013
Alcan Aluminum Ltd. ..............   273,374     8,542,938
Alcoa, Inc. ......................   457,962    28,422,267
Allegheny Teledyne, Inc. .........   241,051     4,067,736
Allergan Pharmaceuticals, Inc. ...    82,448     9,069,280
Allied Signal, Inc. ..............   688,438    41,263,253
Allied Waste Industries, Inc. * ..   245,212     2,865,915
Allstate Corp. ...................   997,120    24,865,680
Alltel Corp. .....................   382,841    26,942,435
Alza Corp. * .....................   126,436     5,413,041
Amerada Hess Corp. ...............   111,079     6,803,589
Ameren Corp. .....................   172,312     6,515,548
America Online, Inc. ............. 1,378,606   143,375,024
American Electric Power Co., Inc..   242,836     8,286,779
American Express Co. .............   561,252    75,558,550
American General Corp. ...........   313,757    19,825,520
American Greetings Corp., Class A.    87,031     2,241,048
American Home Products Corp. ..... 1,632,224    67,737,296
American International Group, Inc. 1,926,637   167,497,004
Ameritech Corp. .................. 1,366,800    91,831,875
Amgen, Inc. * ....................   637,028    51,917,782
AMR Corp. * ......................   180,631     9,844,389
AmSouth Bancorp ..................   215,769     5,057,086
Anadarko Petroleum Corp. .........   153,524     4,692,077
Andrew Corp. * ...................   103,223     1,793,500
Anheuser-Busch Cos., Inc. ........   583,887    40,908,583
Aon Corp. ........................   324,616     9,596,460
Apache Corp. .....................   138,826     5,995,548
Apple Computer, Inc. * ...........   199,118    12,606,658
Applied Materials, Inc. * ........   468,089    36,364,664
Archer -Daniels -Midland Co. .....   773,211     9,423,509
Armstrong World Industries, Inc...    53,075     2,385,058
ASARCO, Inc. .....................    54,231     1,454,069
Ashland, Inc. ....................    91,922     3,090,877
Associates First Capital Corp. ...   910,976    32,795,136
AT&T Corp. ....................... 3,981,186   173,181,591
Atlantic Richfield Co. ...........   404,028    35,806,981
Autodesk, Inc. ...................    73,844     1,615,338
Automatic Data Processing, Inc. ..   775,017    34,585,134
Autozone, Inc. * .................   187,187     5,252,935
Avery Dennison Corp. .............   142,917 $   7,538,872
Avon Products, Inc. ..............   324,405     8,049,299
Baker Hughes, Inc. ...............   413,180    11,982,220
Ball Corp. .......................    39,937     1,759,724
Banc One Corp. ................... 1,464,931    50,997,910
Bank of New York, Inc. ...........   918,069    30,697,932
BankAmerica Corp. ................ 2,157,614   120,152,130
BankBoston Corp. .................   374,587    16,247,711
Bard (C.R.), Inc. ................    67,912     3,196,109
Barrick Gold Corp. ...............   488,473    10,624,288
Bausch & Lomb, Inc. ..............    73,206     4,827,021
Baxter International, Inc. .......   366,096    22,057,284
BB&T Corp. .......................   391,339    12,669,600
Bear Stearns Cos., Inc. ..........   146,547     5,632,900
Becton, Dickinson & Co. ..........   313,400     8,794,787
Bed Bath & Beyond, Inc. * ........   174,300     6,075,087
Bell Atlantic Corp. .............. 1,930,910   129,974,379
BellSouth Corp. .................. 2,355,076   105,978,420
Bemis Co., Inc. ..................    69,252     2,345,912
Best Buy Co., Inc. * .............   256,355    15,910,032
Bestfoods ........................   349,599    16,955,551
Bethlehem Steel Corp. * ..........   154,688     1,140,824
Biomet, Inc. .....................   141,043     3,711,194
Black & Decker Corp. .............   111,615     5,099,410
Block (H&R), Inc. ................   119,432     5,187,828
BMC Software, Inc. * .............   295,909    21,175,988
Boeing Co. ....................... 1,199,553    51,130,947
Boise Cascade Corp. ..............    68,915     2,511,090
Boston Scientific Corp. * ........   494,008    12,195,822
Briggs & Stratton Corp. ..........    30,541     1,782,831
Bristol-Myers Squibb Co. ......... 2,480,375   167,425,312
Brown-Forman Corp., Class B ......    87,442     5,454,195
Brunswick Corp. ..................   115,390     2,870,326
Burlington Northern Santa Fe .....   565,638    15,555,045
Burlington Resources, Inc. .......   225,159     8,274,593
Cabletron Systems, Inc. * ........   208,658     3,273,322
Campbell Soup Co. ................   542,322    21,218,348
Capital One Financial Corp. ......   251,052     9,791,028
Cardinal Health, Inc. ............   341,252    18,598,234
Carnival Corp. ...................   756,699    32,916,406
Carolina Power & Light Co. .......   199,721     7,065,130
Case Corp. .......................    96,658     4,814,777
Caterpillar, Inc. ................   445,532    24,420,723
CBS Corp. * ......................   880,158    40,707,307
Cendant Corp. * ..................   881,390    15,644,672
Centex Corp. .....................    77,192     2,281,989
Central & South West Corp. .......   270,053     5,704,870
CenturyTel, Inc. .................   175,636     7,135,213
Ceridian Corp. * .................   181,308     4,510,037
Champion International Corp. .....   120,357     6,183,341
Chase Manhattan Corp. ............ 1,039,585    78,358,719

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-----------------------------------------------------------
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------

Chevron Corp. ....................   816,643 $  72,477,066
Chubb Corp. ......................   220,432    10,980,269
CIGNA Corp. ......................   248,664    19,333,626
Cincinnati Financial Corp. .......   208,247     7,815,770
CINergy Corp. ....................   199,501     5,648,372
Circuit City Stores, Inc. ........   251,428    10,607,119
Cisco Systems, Inc. * ............ 4,056,903   278,151,412
Citigroup, Inc. .................. 4,203,635   184,959,940
Clear Channel Communications * ...   416,618    33,277,363
Clorox Co. .......................   295,266    11,293,924
CMS Energy Corp. .................   146,702     4,978,699
Coastal Corp. ....................   270,148    11,059,184
Coca Cola Enterprises, Inc. ......   531,672    11,995,849
Coca-Cola Co. .................... 3,071,984   147,647,231
Colgate-Palmolive Co. ............   728,208    33,315,516
Columbia Energy Group ............   103,708     5,742,831
Columbia/HCA Healthcare Corp. ....   711,030    15,064,948
Comcast Corp., Class A ...........   920,887    36,720,369
Comerica, Inc. ...................   193,303     9,785,964
Compaq Computer Corp. ............ 2,105,164    48,287,199
Computer Associates International,
  Inc. ...........................   673,225    41,235,031
Computer Sciences Corp. ..........   199,382    14,019,047
Compuware Corp. * ................   445,920    11,621,790
ConAgra, Inc. ....................   615,420    13,885,414
Conoco, Inc. .....................   772,402    21,144,505
Conseco, Inc. ....................   399,314     7,711,752
Consolidated Edison, Inc. ........   276,026    11,455,079
Consolidated Natural Gas Co. .....   119,971     7,483,191
Consolidated Stores Corp. * ......   140,113     3,091,243
Constellation Energy Group, Inc...   193,738     5,448,881
Cooper Industries, Inc. ..........   118,212     5,526,411
Cooper Tire & Rubber Co. .........    98,144     1,729,788
Coors (Adolph) Co., Class B ......    49,325     2,669,716
Corning, Inc. ....................   305,735    20,961,956
Costco Wholesale Corp. * .........   275,991    19,871,352
Countrywide Credit Industries, Inc.  139,040     4,484,040
Crane Co. ........................    90,593     2,032,680
Crown Cork & Seal Co., Inc. ......   158,194     3,836,205
CSX Corp. ........................   264,665    11,215,179
Cummins Engine Co., Inc. .........    51,036     2,542,231
CVS Corp. ........................   483,812    19,745,577
Cyprus Amax Minerals Co. .........   122,503     2,404,121
Dana Corp. .......................   210,611     7,818,933
Danaher Corp. ....................   170,794     8,998,709
Darden Restaurants, Inc. .........   174,912     3,421,716
Data General Corp. * .............    59,115     1,245,110
Dayton-Hudson Corp. ..............   553,634    33,252,642
Deere & Co. ......................   290,774    11,249,319
Dell Computer Corp. * ............ 3,172,409   132,646,351
Delphi Automotive Systems Corp. ..   703,839    11,305,414
Delta Air Lines, Inc. ............   176,142     8,542,887
Deluxe Corp. .....................    98,216 $   3,339,344
Dillard's, Inc., Class A .........   135,624     2,754,863
Disney (Walt) Co. (The) .......... 2,557,574    66,177,227
Dollar General Corp. .............   268,361     8,285,646
Dominion Resources, Inc. .........   234,705    10,591,063
Donnelley (R.R.) & Sons Co. ......   164,306     4,744,336
Dover Corp. ......................   250,053    10,220,916
Dow Chemical Co. .................   275,601    31,315,164
Dow Jones & Co., Inc. ............   112,615     6,010,826
DTE Energy Co. ...................   178,021     6,431,009
Du Pont (E.I.) de Nemours & Co.,
  Inc. ........................... 1,216,580    74,059,307
Duke Power Co. ...................   450,113    24,812,479
Dun & Bradstreet Corp. ...........   204,937     6,122,493
Eastern Enterprises ..............    21,834     1,013,916
Eastman Chemical Co. .............    98,128     3,925,120
Eastman Kodak Co. ................   395,275    29,818,558
Eaton Corp. ......................    90,341     7,797,558
Ecolab, Inc. .....................   162,022     5,529,001
Edison International .............   434,154    10,555,369
EG & G, Inc. .....................    61,285     2,439,909
Electronic Data Systems Corp. ....   612,541    32,426,389
EMC Corp. * ...................... 1,261,312    90,104,976
Emerson Electric Co. .............   541,077    34,189,303
Engelhard Corp. ..................   144,770     2,633,004
Enron Corp. ......................   887,640    36,615,150
Entergy Corp. ....................   314,300     9,095,056
Equifax, Inc. ....................   181,235     5,097,234
Exxon Corp. ...................... 3,023,120   229,568,175
Fannie Mae ....................... 1,272,165    79,748,843
FDX Corp. * ......................   375,644    14,556,205
Federated Department Stores,
  Inc. * .........................   260,964    11,400,865
Fifth Third Bancorp ..............   337,287    20,521,806
First Data Corp. .................   526,823    23,114,359
First Energy Corp. ...............   293,855     7,493,303
First Union Corp. ................ 1,194,868    42,492,493
Firstar Corp. .................... 1,234,424    31,632,115
Fleet Financial Group, Inc. ......   707,079    25,896,768
Fleetwood Enterprises, Inc. ......    46,543       939,587
Florida Progress Corp. ...........   118,420     5,476,925
Fluor Corp. ......................    92,185     3,710,446
FMC Corp. * ......................    41,845     2,019,021
Ford Motor Co. ................... 1,508,299    75,697,756
Fort James Corp. .................   278,000     7,419,125
Fortune Brands, Inc. .............   209,591     6,759,310
Foster Wheeler Corp. .............    52,967       638,914
FPL Group, Inc. ..................   227,549    11,462,781
Franklin Resources, Inc. .........   316,311     9,726,563
Freddie Mac ......................   860,164    44,728,528
Freeport-McMoran Copper & Gold ...   200,004     3,112,562
Gannett Co., Inc. ................   349,770    24,199,712
Gap, Inc. (The) .................. 1,075,852    34,427,268

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-----------------------------------------------------------
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------

Gateway 2000, Inc. * .............   393,592 $  17,490,244
General Dynamics Corp. ...........   249,359    15,569,353
General Electric Co. ............. 4,088,347   484,724,641
General Instrument Corp. * .......   213,115    10,256,159
General Mills, Inc. ..............   186,016    15,090,548
General Motors Corp. .............   804,659    50,643,226
Genuine Parts Co. ................   217,735     5,783,586
Georgia-Pacific Corp. ............   215,555     8,729,978
Gillette Co. ..................... 1,354,948    45,983,548
Global Crossing Ltd. * ...........   958,969    25,412,684
Golden West Financial Corp. ......    70,190     6,896,168
Goodrich (B.F.) Co. ..............   137,538     3,988,602
Goodyear Tire & Rubber Co. (The)..   191,295     9,206,072
GPU, Inc. ........................   162,206     5,291,971
Grace (W. R.) & Co. * ............    94,656     1,520,412
Grainger (W.W.), Inc. ............   108,470     5,213,339
Great Atlantic & Pacific Tea Co.,
  Inc. ...........................    49,532     1,501,439
Great Lakes Chemical Corp. .......    75,877     2,888,068
GTE Corp. ........................ 1,208,955    92,938,416
Guidant Corp. ....................   374,005    20,056,018
Halliburton Co. ..................   545,440    22,363,040
Harcourt General, Inc. ...........    89,210     3,713,366
Harrahs Entertainment, Inc. * ....   160,269     4,447,465
Harris Corp. .....................   103,876     2,869,575
Hartford Financial Services Group    284,786    11,640,628
Hasbro, Inc. .....................   246,764     5,290,003
HCR Manor Care, Inc. .............   136,322     2,343,034
Healthsouth Corp. * ..............   514,652     3,120,078
Heinz (H.J.) Co. .................   448,376    19,280,168
Helmerich & Payne, Inc. ..........    65,834     1,666,423
Hercules, Inc. ...................   126,987     3,635,003
Hershey Foods Corp. ..............   174,664     8,503,954
Hewlett-Packard Co. .............. 1,265,406   116,417,352
Hilton Hotels Corp. ..............   327,135     3,230,458
Home Depot, Inc. (The) ........... 1,852,184   127,106,127
Homestake Mining Co. .............   302,616     2,780,285
Honeywell, Inc. ..................   158,012    17,588,711
Household International, Inc. ....   599,769    24,065,731
Humana, Inc. * ...................   215,797     1,483,604
Huntington Bancshares, Inc. ......   294,886     7,832,909
Ikon Office Solutions, Inc. ......   175,930     1,880,252
Illinois Tool Works, Inc. ........   314,045    23,415,980
IMS Health, Inc. .................   397,692     9,072,349
Inco, Ltd. .......................   240,384     5,138,208
Ingersoll-Rand Co. ...............   206,393    11,338,715
Intel Corp. ...................... 4,127,917   306,755,832
International Business Machines
  Corp. .......................... 2,256,788   273,917,643
International Flavors &
  Fragrances, Inc. ...............   133,217     4,595,987
International Paper Co. ..........   509,702    24,497,552
Interpublic Group of Cos., Inc. ..   352,921    14,513,876
ITT Industries, Inc. .............   114,043     3,627,993
J.C. Penney Co., Inc. ............   326,595 $  11,226,703
J.P. Morgan & Co., Inc. ..........   219,284    25,053,197
Jefferson-Pilot Corp. ............   130,631     8,254,246
Johnson & Johnson ................ 1,672,743   153,683,263
Johnson Controls, Inc. ...........   106,650     7,072,228
Jostens, Inc. ....................    49,757       951,603
K mart Corp. * ...................   621,523     7,264,050
Kansas City Southern Industries,
  Inc. ...........................   137,279     6,374,894
Kaufman & Broad Home Corp. .......    51,182     1,055,629
Kellogg Co. ......................   495,217    18,539,686
Kerr-McGee Corp. .................   108,449     5,971,473
Keycorp ..........................   564,449    14,569,840
Kimberly-Clark Corp. .............   657,219    34,503,997
King World Productions, Inc. * ...    88,838     3,331,425
Kla-Tencor Corp. * ...............   111,134     7,223,710
Knight Ridder, Inc. ..............    98,596     5,410,456
Kohls Corp. * ....................   203,074    13,428,268
Kroger Co. * ..................... 1,036,102    22,859,000
Laidlaw, Inc. ....................   423,150     2,856,263
Lehman Brothers Holdings, Inc. ...   147,432     8,597,129
Lexmark International Group,
  Inc. * .........................   163,128    13,131,804
Lilly (Eli) & Co. ................ 1,364,953    87,356,992
Limited, Inc. (The) ..............   264,813    10,129,097
Lincoln National Corp. ...........   249,978     9,389,799
Liz Claiborne, Inc. ..............    79,014     2,449,434
Lockheed Martin Corp. ............   486,388    15,898,808
Loews Corp. ......................   134,306     9,426,602
Longs Drug Stores Corp. ..........    51,291     1,532,319
Louisiana Pacific Corp. ..........   108,820     1,700,313
Lowes Cos., Inc. .................   466,124    22,723,545
LSI Logic Corp. * ................   181,306     9,337,259
Lucent Technologies, Inc. ........ 3,822,223   247,966,717
Mallinckrodt, Inc. ...............    89,821     2,711,471
Marriott International, Inc. .....   306,035    10,003,519
Marsh & McLennan Cos., Inc. ......   330,214    22,619,659
Masco Corp. ......................   533,335    16,533,385
Mattel, Inc. .....................   522,987     9,936,753
May Department Stores Co. ........   418,320    15,242,535
Maytag Corp. .....................   109,846     3,659,245
MBIA, Inc. .......................   121,434     5,661,860
MBNA Corp. .......................   991,514    22,618,913
McDermott International, Inc. ....    75,569     1,530,272
McDonald's Corp. ................. 1,682,606    72,352,058
McGraw-Hill, Inc. ................   249,598    12,074,303
MCI Worldcom, Inc. * ............. 2,327,705   167,303,797
Mckesson HBOC, Inc. ..............   346,622    10,052,038
Mead Corp. .......................   129,548     4,453,213
Mediaone Group, Inc. * ...........   757,416    51,740,980
Medtronic, Inc. .................. 1,463,256    51,945,588
Mellon Bank Corp. ................   629,416    21,242,790
Merck & Co., Inc. ................ 2,919,739   189,235,584

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-----------------------------------------------------------
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------

Meredith Corp. ...................    65,169 $   2,366,449
Merrill Lynch & Co., Inc. ........   461,727    31,022,283
MGIC Investment Corp. ............   139,061     6,640,163
Micron Technology, Inc. * ........   312,653    20,810,965
Microsoft Corp. * ................ 6,362,125   576,169,945
Milacron, Inc. ...................    50,739       900,617
Millipore Corp. ..................    57,027     2,142,077
Minnesota Mining & Manufacturing
  Co. ............................   498,721    47,908,386
Mirage Resorts, Inc. * ...........   232,526     3,269,897
Mobil Corp. ......................   978,880    98,622,160
Monsanto Co. .....................   789,415    28,172,248
Morgan Stanley, Dean Witter,
  Discover and Co. ...............   714,047    63,684,067
Motorola, Inc. ...................   750,842    66,074,096
Nabisco Group Holdings Corp. .....   409,164     6,137,460
Nacco Industries, Inc., Class A ..    10,775       752,903
National City Corp. ..............   771,990    20,602,483
National Semiconductor Corp. * ...   212,552     6,482,836
National Service Industries, Inc.     55,808     1,757,952
Navistar International Corp. * ...    83,010     3,859,965
Network Appliance, Inc. * ........    91,198     6,532,057
New Century Energies, Inc. .......   142,580     4,767,519
New York Times Co. (The), Class A    221,619     8,310,713
Newell Rubbermaid, Inc. ..........   352,953    10,081,220
Newmont Mining Corp. .............   207,893     5,379,231
Nextel Communications, Inc. * ....   414,802    28,128,761
Niagara Mohawk Power Corp. * .....   234,608     3,621,761
NICOR, Inc. ......................    64,059     2,382,194
Nike, Inc., Class B ..............   352,819    20,066,581
Nordstrom, Inc. ..................   169,801     4,584,627
Norfolk Southern Corp. ...........   467,195    11,446,277
Nortel Networks Corp. ............ 1,656,578    84,485,478
Northern States Power Co. ........   191,608     4,131,548
Northern Trust Corp. .............   134,291    11,213,298
Northrop Corp. ...................    87,236     5,544,938
Novell, Inc. * ...................   410,673     8,495,798
Nucor Corp. ......................   110,396     5,257,610
Occidental Petroleum Corp. .......   435,847    10,078,962
Office Depot, Inc. * .............   469,601     4,784,060
Omnicom Group, Inc. ..............   216,472    17,141,876
ONEOK Systems, Inc. ..............    39,324     1,192,009
Oracle Systems Corp. * ........... 1,796,616    81,746,028
Owens Corning ....................    69,972     1,517,518
Owens-Illinois, Inc. * ...........   199,384     3,950,296
PACCAR, Inc. .....................    98,096     4,990,634
PacifiCorp .......................   373,156     7,509,765
Paine Webber Group, Inc. .........   181,186     6,567,993
Pall Corp. .......................   161,084     3,735,135
Parametric Technology Corp. * ....   342,260     4,620,510
Parker-Hannifin Corp. ............   138,146     6,190,668
Paychex, Inc. ....................   312,501    10,664,097
PE Corp. - PE Biosystems Group ...   127,754 $   9,230,226
Peco Energy Co. ..................   233,075     8,740,313
Peoples Energy Corp. .............    46,673     1,642,306
PeopleSoft, Inc. .................   295,110     4,998,426
Pep Boys - Manny Moe & Jack ......    66,049       982,479
PepsiCo, Inc. .................... 1,826,523    55,252,321
Pfizer, Inc. ..................... 4,822,137   173,295,548
PG&E Corp. .......................   477,657    12,359,375
Pharmacia & Upjohn, Inc. .........   629,050    31,216,606
Phelps Dodge Corp. ...............    66,855     3,681,203
Philip Morris Cos., Inc. ......... 2,985,403   102,063,465
Phillips Petroleum Co. ...........   314,447    15,329,291
Pitney Bowes, Inc. ...............   336,284    20,492,306
Placer Dome, Inc. ................   407,510     6,061,711
PNC Financial Corp. ..............   380,214    20,032,525
Polaroid Corp. ...................    58,782     1,528,332
Potlatch Corp. ...................    38,383     1,580,900
PP&L Resources, Inc. .............   197,979     5,357,807
PPG Industries, Inc. .............   210,123    12,607,380
Praxair, Inc. ....................   198,923     9,150,458
Procter & Gamble Co. ............. 1,653,066   154,974,937
Progressive Corp. ................    91,391     7,465,502
Providian Financial Corp. ........   178,274    14,117,072
Public Service Enterprise, Inc. ..   273,844    10,577,224
Pulte Corp. ......................    57,392     1,248,276
Quaker Oats Co. ..................   168,865    10,448,522
QUALCOMM, Inc. ...................   200,704    37,970,688
Ralston Purina Co. ...............   407,724    11,339,824
Raytheon Co. .....................   418,851    20,785,481
Reebok International Ltd. * ......    73,713       787,808
Regions Financial Corp. ..........   272,881     8,186,430
Reliant Energy, Inc. .............   362,036     9,797,599
Republic New York Corp. ..........   132,067     8,113,866
Reynolds Metals Co. ..............    81,834     4,940,728
Rite Aid Corp. ...................   330,122     4,559,810
Rockwell International Corp. .....   235,890    12,384,225
Rohm & Haas Co. ..................   268,424     9,696,817
Rowan Cos., Inc. * ...............   112,880     1,834,300
Royal Dutch Petroleum Co. ........ 2,668,070   157,582,884
Russell Corp. ....................    49,265       698,947
Ryder System, Inc. ...............    90,357     1,841,024
SAFECO Corp. .....................   164,232     4,598,496
Safeway, Inc. * ..................   623,297    23,724,242
Sara Lee Corp. ................... 1,127,819    26,433,258
SBC Communications, Inc. ......... 2,455,565   125,387,288
Schering-Plough Corp. ............ 1,834,095    80,012,394
Schlumberger Ltd. ................   686,572    42,782,018
Schwab (Charles) Corp. ........... 1,024,766    34,521,805
Scientific-Atlanta, Inc. .........    93,646     4,641,330
Seagate Technology, Inc. * .......   278,747     8,588,892
Seagram Co. Ltd. (The) ...........   537,286    24,446,513

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-----------------------------------------------------------
COMMON STOCKS                         SHARES       VALUE
-----------------------------------------------------------

Sealed Air Corp. * ...............   105,698 $   5,423,629
Sears, Roebuck & Co. .............   475,296    14,912,412
Sempra Energy ....................   295,267     6,145,244
Service Corp. International ......   328,082     3,465,366
Shared Medical Systems ...........    32,866     1,536,486
Sherwin-Williams Co. .............   213,577     4,471,768
Sigma-Aldrich Corp. ..............   126,167     4,005,802
Silicon Graphics, Inc. * .........   234,919     2,569,427
SLM Holding Corp. ................   204,463     8,791,909
Snap On, Inc. ....................    79,948     2,598,310
Solectron Corp. * ................   335,958    24,125,984
Sonat, Inc. ......................   142,630     5,660,628
Southern Co. .....................   853,134    21,968,200
SouthTrust Corp. .................   206,000     7,390,250
Southwest Airlines Co. ...........   635,990     9,659,098
Springs Industries, Inc. .........    25,322       859,365
Sprint Corp. ..................... 1,082,690    58,735,932
Sprint Corp. (PCS Group) * .......   544,054    40,566,026
St. Jude Medical Center, Inc. * ..   105,496     3,323,124
St. Paul Cos., Inc. ..............   283,176     7,787,340
Stanley Works (The) ..............   115,887     2,918,904
Staples, Inc. * ..................   583,345    12,724,213
State Street Corp. ...............   202,226    13,068,855
Summit Bancorp ...................   213,520     6,926,055
Sun Microsystems, Inc. * .........   962,136    89,478,648
Sunoco, Inc. .....................   106,680     2,920,365
SunTrust Banks, Inc. .............   399,904    26,293,688
Supervalu, Inc. ..................   150,391     3,280,404
Synovus Financial Corp. ..........   342,274     6,396,245
SYSCO Corp. ......................   414,522    14,534,178
Tandy Corp. ......................   243,918    12,607,512
Tektronix, Inc. ..................    59,786     2,002,831
Tellabs, Inc. * ..................   491,612    27,991,158
Temple-Inland, Inc. ..............    65,004     3,932,742
Tenet Healthcare Corp. * .........   397,831     6,986,907
Tenneco, Inc. ....................   207,463     3,526,871
Texaco, Inc. .....................   672,090    42,425,681
Texas Instruments, Inc. ..........   976,620    80,326,995
Texas Utilities Co. ..............   334,100    12,466,106
Textron, Inc. ....................   188,828    14,610,566
Thermo Electron Corp. * ..........   202,143     2,716,297
Thomas & Betts Corp. .............    71,806     3,662,106
Time Warner, Inc. ................ 1,607,052    97,628,409
Times Mirror Co., Class A ........    90,514     5,956,953
Timken Co. .......................    83,086     1,339,762
TJX Cos., Inc. (The) .............   382,638    10,737,779
Torchmark Corp. ..................   160,228     4,145,900
Tosco Corp. ......................   189,810     4,792,703
Toys R Us Co. * ..................   314,060     4,710,900
Tribune Co. ......................   296,786    14,765,103
Tricon Global Restaurants, Inc. *    193,825     7,934,711
TRW, Inc. ........................   150,948 $   7,509,663
Tupperware Corp. .................    72,100     1,460,025
Tyco Laboratories, Inc. .......... 1,045,385   107,936,001
U. S. West, Inc. .................   626,494    35,749,314
U.S. Bancorp .....................   898,717    27,130,019
Unicom Corp. .....................   268,819     9,929,502
Unilever N.V. (N.Y. Shares).......   712,110    48,512,494
Union Carbide Corp. ..............   165,606     9,408,491
Union Pacific Corp. ..............   309,892    14,894,184
Union Pacific Resources Group, Inc.  315,834     5,073,084
Union Planters Corp. .............   179,010     7,294,658
Unisys Corp. * ...................   382,616    17,265,547
United Healthcare Corp. ..........   216,634    10,547,368
United Technologies Corp. ........   603,709    35,807,490
Unocal Corp. .....................   304,097    11,270,595
Unum Corp. .......................   297,562     8,759,481
US Air Group, Inc. * .............    92,432     2,426,340
UST, Inc. ........................   220,368     6,652,359
USX-Marathon Group ...............   391,876    11,462,373
USX-U.S. Steel Group .............   113,140     2,913,355
V.F. Corp. .......................   152,281     4,720,711
Viacom, Inc. * ...................   863,019    36,462,553
Vulcan Materials Co. .............   121,428     4,447,301
Wachovia Corp. ...................   254,588    20,016,981
Wal-Mart Stores, Inc. ............ 5,542,495   263,614,918
Walgreen Co. ..................... 1,256,630    31,886,986
Warner-Lambert Co. ............... 1,064,529    70,658,112
Washington Mutual, Inc. ..........   723,151    21,152,167
Waste Management, Inc. ...........   764,250    14,711,812
Watson Pharmaceuticals, Inc. * ...   115,554     3,531,619
Wellpoint Health Networks, Inc. *     76,112     4,338,384
Wells Fargo & Co. ................ 2,059,929    81,624,687
Wendy's International, Inc. ......   154,358     4,071,192
Westvaco Corp. ...................   125,612     3,218,808
Weyerhaeuser Co. .................   247,443    14,258,903
Whirlpool Corp. ..................    94,540     6,174,644
Willamette Industries, Inc. ......   139,809     6,029,263
Williams Cos., Inc. (The) ........   541,938    20,288,804
Winn-Dixie Stores, Inc. ..........   186,173     5,527,011
Worthington Industries, Inc. .....   124,145     2,110,465
Wrigley (Wm) Jr. Co. .............   147,677    10,162,024
Xerox Corp. ......................   830,183    34,815,800
                                           ---------------

Total Investments - (Cost $13,597,115,126) $13,163,739,469
                                           ===============

 (*) Denotes non-income producing security.

See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

--------------------------------------------------------------------------------
ASSETS
    Investments in securities, at value (cost
      $13,597,115,126)......................................... $13,163,739,469
    Cash.......................................................      43,489,739
    Receivable for investments sold............................      38,522,940
    Dividends receivable.......................................      14,559,165
                                                                ---------------
Total Assets...................................................  13,260,311,313

LIABILITIES
    Payable for investments purchased..........................      24,662,762
    Income distributions payable...............................      39,276,300
    Due to Sponsor.............................................       4,149,108
    Accrued Trustee fees.......................................       1,756,104
    Accrued expenses and other liabilities.....................       8,475,120
                                                                ---------------
Total Liabilities..............................................      78,319,394
                                                                ---------------
NET ASSETS..................................................... $13,181,991,919
                                                                ===============

NET ASSETS REPRESENTED BY:
    Paid in surplus relating to 102,669,568 units of fractional undivided interest
    ("SPDRs") outstanding; unlimited units authorized.......... $13,704,048,621
    Distribution in excess of net investment income............      (3,151,817)
    Accumulated net realized loss on investments...............     (85,529,228)
    Net unrealized depreciation on investments.................    (433,375,657)
                                                                ---------------
NET ASSETS..................................................... $13,181,991,919
                                                                ===============

NET ASSET VALUE PER SPDR ($13,181,991,919 / 102,669,568 SPDRs)..        $128.39
                                                                        =======


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF OPERATIONS

                                                       FOR THE YEAR        FOR THE YEAR      FOR THE NINE MONTH    FOR THE YEAR
                                                           ENDED               ENDED            PERIOD ENDED           ENDED
                                                    SEPTEMBER 30, 1999  SEPTEMBER 30, 1998   SEPTEMBER 30, 1997  DECEMBER 31, 1996
                                                    ------------------  ------------------   ------------------  -----------------

INVESTMENT INCOME
  Dividend income (a) ..........................      $  162,164,007       $    93,269,315       $ 38,356,337       $ 29,620,992
                                                      --------------       ---------------       ------------       ------------
EXPENSES
    Trustee expense ............................          13,488,118             6,990,046          2,578,842
                                                                                                                       1,806,689
    Marketing expense ..........................           4,795,915             2,213,340            431,452
                                                                                                                         436,049
    S&P license fee ............................           4,264,396             2,504,990            563,541
                                                                                                                         347,506
    SEC registration expense ...................             670,400             1,125,070            450,401
                                                                                                                         203,447
    Legal and audit services ...................             120,000               229,520            143,826
                                                                                                                         135,000
    Amortization of organization costs .........                  --                35,416             81,912
                                                                                                                         110,000
    Other expenses .............................             244,966               130,705             90,978
                                                      --------------       ---------------       ------------       ------------
                                                                                                                          41,002
Total expenses .................................          23,583,795            13,229,087          4,340,952
                                                                                                                       3,079,693
    Rebate from Sponsor ........................                  --              (410,301)          (249,830)
                                                                                                                        (434,407)
    Rebate from Trustee ........................          (2,002,824)           (1,149,645)                --                 --
                                                      --------------       ---------------       ------------       ------------
Net expenses ...................................          21,580,971            11,669,141          4,091,122
                                                                                                                       2,645,286
  Trustee earnings credit ......................            (700,001)             (488,977)          (194,498)          (176,370)
                                                      --------------       ---------------       ------------       ------------
Net expenses after Trustee earnings credit .....          20,880,970            11,180,164          3,896,624          2,468,916
                                                      --------------       ---------------       ------------       ------------

NET INVESTMENT INCOME ..........................         141,283,037            82,089,151         34,459,713         27,152,076
                                                      --------------       ---------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Net realized gain on
      investment transactions ..................       2,248,743,945         1,878,084,944          4,973,050         12,398,283
    Net increase in unrealized
      appreciation (depreciation) ..............         219,582,548        (1,707,909,730)       644,808,026        236,120,771
                                                      --------------       ---------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .............................       2,468,326,493           170,175,214        649,781,076        248,519,054
                                                      --------------       ---------------       ------------       ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....      $2,609,609,530       $   252,264,365       $684,240,789       $275,671,130
                                                      ==============       ===============       ============       ============


(a) Net of withholding tax expense of $1,559,617, $586,136, $289,809, and $182,561 for 1999, 1998, 1997, and 1996, respectively.

See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE YEAR          FOR THE YEAR       FOR THE NINE MONTH     FOR THE YEAR
                                                     ENDED                 ENDED             PERIOD ENDED            ENDED
                                               SEPTEMBER 30, 1999    SEPTEMBER 30, 1998    SEPTEMBER 30, 1997   DECEMBER 31, 1996
                                               ------------------    ------------------    ------------------   -----------------

INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .................      $   141,283,037       $    82,089,151       $   34,459,713       $   27,152,076
    Net realized gain on
        investment transactions ...........        2,248,743,945         1,878,084,944            4,973,050           12,398,283
    Net increase (decrease)
        in unrealized appreciation ........          219,582,548        (1,707,909,730)         644,808,026          236,120,771
                                                 ---------------       ---------------       --------------       --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         2,609,609,530           252,264,365          684,240,789          275,671,130
                                                 ---------------       ---------------       --------------       --------------

UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN PRICE OF UNITS
    ISSUED AND REDEEMED, NET ..............            3,650,519             6,830,907              420,891            1,962,474
                                                 ---------------       ---------------       --------------       --------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
    Net investment income .................         (141,283,037)          (82,089,151)         (33,466,398)         (27,037,456)
    In excess of net investment income ....           (2,999,602)           (4,796,055)                  --                   --
    Net realized gains ....................                   --                    --                   --           (3,078,255)
                                                 ---------------       ---------------       --------------       --------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS ........         (144,282,639)          (86,885,206)         (33,466,398)         (30,115,711)
                                                 ---------------       ---------------       --------------       --------------

NET INCREASE IN NET ASSETS FROM
    ISSUANCE AND REDEMPTION OF SPDRS ......        2,643,670,384         3,844,189,382        1,393,422,226          759,578,491
                                                 ---------------       ---------------       --------------       --------------

NET INCREASE IN NET ASSETS DURING PERIOD ..        5,112,647,794         4,016,399,448        2,044,617,508        1,007,096,384
NET ASSETS AT BEGINNING OF PERIOD .........        8,069,344,125         4,052,944,677        2,008,327,169        1,001,230,785
                                                 ---------------       ---------------       --------------       --------------
NET ASSETS END OF PERIOD* .................      $13,181,991,919       $ 8,069,344,125       $4,052,944,677       $2,008,327,169
                                                 ===============       ===============       ==============       ==============


*INCLUDES UNDISTRIBUTED (DISTRIBUTIONS
    IN EXCESS OF) NET INVESTMENT INCOME ...      $    (3,151,817)      $    (3,802,740)      $      993,315       $           --
                                                 ---------------       ---------------       --------------       --------------



See accompanying notes to financial statements

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD

----------------------------------------------------------------------------------------------------------------------------
                                       FOR THE YEAR  FOR THE YEAR  FOR THE PERIOD  FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                           ENDED        ENDED          ENDED          ENDED           ENDED         ENDED
                                          9/30/99      9/30/98        9/30/97        12/31/96       12/31/95      12/31/94
                                         ---------    ---------      ---------       --------       --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD.. $    101.80   $    94.78     $    74.08      $   61.61      $   45.93      $  46.62
                                       -----------   ----------     ----------      ---------      ---------      --------

Investment Operations:
     Net investment income............        1.49         1.41           1.03           1.35           1.26          1.22
     Net realized and unrealized gain
        (loss) on investments.........       26.59         7.01          20.67          12.52          15.70         (0.68)
                                       -----------   ----------     ----------      ---------      ---------      --------
Total from investment operations......       28.08         8.42          21.70          13.87          16.96          0.54
                                       -----------   ----------     ----------      ---------      ---------      --------

Less distributions from:
     Net investment income............       (1.46)       (1.32)         (1.00)         (1.28)         (1.24)        (1.23)
     In excess of net investment income      (0.03)       (0.08)            --             --          (0.03)           --
     Net realized gains...............          --           --             --          (0.12)         (0.01)           --
                                       -----------   ----------     ----------      ---------      ---------      --------
Total distributions...................       (1.49)       (1.40)         (1.00)         (1.40)         (1.28)        (1.23)
                                       -----------   ----------     ----------      ---------      ---------      --------

NET ASSET VALUE, END OF PERIOD........ $   128.39    $   101.80     $    94.78      $   74.08      $   61.61      $  45.93
                                       ===========   ==========     ==========      =========      =========      ========

TOTAL INVESTMENT RETURN...............       27.54%        8.82%         29.38%         22.67%         37.23%         1.15%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
     Total expenses (1)...............        0.18%        0.19%          0.19%(2)       0.20%          0.20%         0.20%
     Net expenses after rebates and
        Trustee earnings credit (1)...        0.17%        0.18%          0.18%(2)       0.18%          0.19%           --
     Net investment income............        1.18%        1.35%          1.63%(2)       2.03%          2.35%         2.63%
Portfolio turnover rate (3)...........        6.23%        4.71%          3.22%          4.37%          4.02%         4.07%
NET ASSETS, END OF PERIOD (000'S)..... $13,181,992   $8,069,344     $4,052,945     $2,008,327     $1,001,231      $422,577

--------------------------------------------------------------------------------

(1) Net of expenses reimbursed by the Trustee in 1999, the Sponsor and Trustee in 1998, and the Sponsor in 1994 through the period ended 9/30/97. If the Trust had borne all expenses reimbursed by the Sponsor and Trustee as noted, the ratio of expenses to average net assets would have increased by 0.02%, 0.03%, 0.02%, 0.03%, 0.03%, and 0.01% in 1999,
         1998, 1997, 1996, 1995, and 1994, respectively.
(2)      Annualized.
(3) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997, the fiscal year end of the Trust changed from December 31 to September 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the closing bid price on the exchange which is deemed to be the principal market for the security. If there is no closing bid price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

--------------------------------------------------------------------------------
FEDERAL INCOME TAX
The Trust has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences. During 1999, the Trust reclassified $2,312,821,331 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 1999, the Trust had capital loss carryforwards of $33,523 and $27,798,414 which will expire on September 30, 2005 and September 30, 2006, respectively.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P Index. For these services, the Trustee receives a fee at the following annual rates:

NET ASSET VALUE OF THE TRUST        FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------        ---------------------------------------------------
$0 - $499,999,999                   15/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $999,999,999         13/100 of 1% per annum plus or minus the Adjustment Amount
$1,000,000,000 - and above          11/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 1999, the Adjustment Amount reduced the Trustee's fee by $661,597. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($38,404) and a Trustee earnings credit of $700,001.

For the year ended September 30, 1999, State Street Bank and Trust Company (the "Trustee") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Trustee for the year ended September 30, 1999 was $2,002,824.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

--------------------------------------------------------------------------------
NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:


                                        Year Ended                                Year Ended
                                    September 30, 1999                         September 30, 1998
                                 SPDRs               Amount                SPDRs                Amount
                              -----------        ---------------        -----------        ---------------
SPDRs sold ............       136,600,000        $15,863,560,260        123,400,000        $12,952,751,200
Dividend reinvestment
   SPDRs issued .......             3,564                446,517              3,020                309,869
SPDRs redeemed ........      (113,200,000)       (13,216,685,874)       (86,900,000)        (9,102,040,780)
Net income equalization                --             (3,650,519)                --             (6,830,907)
                              -----------        ---------------        -----------        ---------------
Net increase ..........        23,403,564        $ 2,643,670,384         36,503,020        $ 3,844,189,382
                              ===========        ===============        ===========        ===============


                                 Nine Month Period Ended                          Year Ended
                                September 30, 1997 (Note 1)                   September 30, 1996
                                 SPDRs               Amount                SPDRs                Amount
                              -----------         --------------         ----------        --------------
SPDRs sold ............        23,800,000         $2,120,759,371         15,750,000        $1,100,700,575
Dividend reinvestment
   SPDRs issued .......             4,003                328,997              7,625               506,869
SPDRs redeemed ........        (8,150,000)          (727,245,251)        (4,900,000)         (339,666,479)
Net income equalization                --               (420,891)                --            (1,962,474)
                              -----------         --------------         ----------        --------------
Net increase ..........        15,654,003         $1,393,422,226         10,857,625        $  759,578,491
                              ===========         ==============         ==========        ==============


Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS

For the year ended September 30, 1999, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $15,127,322,773, $12,516,390,306, $816,374,449, and $748,897,781, respectively.
At September 30, 1999, the cost of investments for federal income tax purposes was $13,605,472,051, accordingly, gross unrealized appreciation was $879,768,618 and gross unrealized depreciation was $1,321,501,200, resulting in net unrealized depreciation of $441,732,582.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Trustee and Unitholders of
SPDR Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 1999


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





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                                       16

SPDR TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY  10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 3100
Denver, CO  80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY  10005